As filed with the Securities and Exchange Commission on September 8, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21824

Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Brett L. Agnew, Assistant Secretary
800 Nicollet Mall, BC-MN-H05F
Minneapolis, MN 55402
(Name and address of agent for service)

(612) 303-7557
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006

Item 1—Report to Shareholders

2006
Semiannual Report

MOUNT VERNON
SECURITIES LENDING
TRUST

TABLE OF CONTENTS

Schedule of Investments	4
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	17
Notice to Shareholders	20

NOT FDIC INSURED	NO BANK GUARANTEE	MAY LOSE VALUE

MOUNT VERNON SECURITIES LENDING TRUST  Semiannual Report 2006          1)

Mount Vernon Securities Lending Prime  PORTFOLIO

Expense Example
As a shareholder of the Mount Vernon Securities Lending Prime Portfolio (the "portfolio"), you incur ongoing costs, including administration fees and other portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested and held for the entire period from the portfolio's inception date of April 1, 2006 to June 30, 2006.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Example

	Beginning Account Value (4/01/2006)	Ending Account Value (6/30/2006)	Expenses Paid During Period[1] (4/01/2006 to 6/30/2006)
Actual[2]	$1,000.00	$1,012.40	$0.05
Hypothetical (5% return before expenses)	$1,000.00	$1,012.42	$0.05

1Expenses are equal to the portfolio's annualized expense ratio for the three-month period since inception of 0.02%, multiplied by the average account value over the period, multiplied by the number of days in the period/365.
2Based on the actual return for the three-month period ended June 30, 2006 of 1.24%.

Portfolio Allocation as of June 30, 2006[3] (% of net assets)

Repurchase Agreements	50.7%
Commercial Paper	24.6
Extendible Floating Rate Corporate Notes	11.6
Structured Notes	7.0
Certificates of Deposit	2.9
Corporate Note	1.9
Floating Rate Funding Agreements	1.1
Money Market Fund	0.3
Other Assets and Liabilities, Net	(0.1)
100.0%

3Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

MOUNT VERNON SECURITIES LENDING TRUST  Semiannual Report 2006          2)

Mount Vernon Securities Lending Short-Term Bond   PORTFOLIO

Expense Example
As a shareholder of the Mount Vernon Securities Lending Short-Term Bond Portfolio (the "portfolio"), you incur ongoing costs, including administration fees and other portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested and held for the entire period from the portfolio's inception date of April 1, 2006 to June 30, 2006.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Example

	Beginning Account Value (4/01/2006)	Ending Account Value (6/30/2006)	Expenses Paid During Period[1] (4/01/2006 to 6/30/2006)
Actual[2]	$1,000.00	$1,012.30	$0.05
Hypothetical (5% return before expenses)	$1,000.00	$1,012.42	$0.05

1Expenses are equal to the portfolio's annualized expense ratio for the three-month period since inception of 0.02%, multiplied by the average account value over the period, multiplied by the number of days in the period/365.
2Based on the actual return for the three-month period ended June 30, 2006 of 1.23%.

Portfolio Allocation as of June 30, 2006[3] (% of net assets)

Repurchase Agreements	47.4%
Commercial Paper	17.6
Extendible Floating Rate Corporate Notes	14.8
Structured Notes	9.2
Certificates of Deposit	4.1
Corporate Note	2.5
Floating Rate Corporate Notes	2.5
Floating Rate Funding Agreements	1.3
Money Market Funds	0.9
Other Assets and Liabilities, Net	(0.3)
100.0%

3Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

MOUNT VERNON SECURITIES LENDING TRUST  Semiannual Report 2006          3)

Schedule of  Investments  June 30, 2006, all dollars are rounded to thousands (000) (unaudited)

Mount Vernon Securities Lending Prime Portfolio

DESCRIPTION	PAR	VALUE
Commercial Paper - 24.6%
Asset-Backed (a) - 8.5%
Antalis Funding
5.319%, 07/07/2006	$50,000	$49,956
Concord Minutemen Capital
5.100%, 07/05/2006	45,000	45,000
5.120%, 07/07/2006	110,000	110,000
5.170%, 07/13/2006	40,000	40,000
Fenway Funding
5.350%, 07/05/2006	196,000	195,883
Total Asset-Backed		440,839

Non Asset-Backed - 0.5%
HSBC Finance
5.115%, 09/01/2006	25,000	24,780

Secured Liquidity Notes (a) - 15.6%
LEAFS LLC
5.267%, 07/20/2006 (b)	44,940	44,940
Mortgage Interest Networking Trust
5.130%, 07/05/2006	32,000	31,982
5.200%, 07/06/2006	47,000	46,966
5.330%, 07/12/2006	55,000	54,910
Ocala Funding
5.160%, 07/20/2006 (a)	50,000	49,864
Park Granada
5.300%, 07/07/2006	80,000	79,929
Rams Funding
5.100%, 07/06/2006	60,000	59,957
5.160%, 07/12/2006	50,000	49,921
5.350%, 07/24/2006	74,000	73,748
5.350%, 07/25/2006	45,000	44,839
5.430%, 07/26/2006	20,000	19,925
Stratford
5.100%, 07/12/2006	42,000	41,935
Thornburg Mortgage Capital
5.085%, 07/06/2006	25,000	24,982
5.120%, 07/07/2006	38,000	37,968
5.150%, 07/11/2006	55,000	54,921
5.230%, 07/17/2006	57,000	56,868
5.350%, 07/25/2006	30,000	29,893
Total Secured Liquidity Notes		803,548
Total Commercial Paper
(Cost $1,269,167)		1,269,167

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Semiannual Report 2006          4)

Schedule of  Investments  June 30, 2006, all dollars are rounded to thousands (000) (unaudited)

Mount Vernon Securities Lending Prime Portfolio (continued)

DESCRIPTION	PAR	VALUE
Extendible Floating Rate Corporate Notes (b) - 11.6%
Bayerische Landesbank NY
5.373%, 07/24/2006	$53,150	$53,150
Dekabank Deutsche Girozentrale
5.097%, 07/19/2006 (a)	26,050	26,050
Depfa Bank
5.369%, 09/15/2006	78,168	78,168
General Electric Capital
5.352%, 07/17/2006	52,110	52,110
HBOS Treasury Services
5.159%, 07/03/2006 (a)	26,055	26,055
Jackson National Life Funding
5.269%, 07/17/2006	26,050	26,050
Jefferson Pilot
5.312%, 07/17/2006 (a)	26,060	26,060
Kaupthing Bank
5.327%, 07/20/2006	104,220	104,220
Merrill Lynch
5.189%, 07/05/2006	26,050	26,050
5.420%, 07/11/2006	52,110	52,110
MetLife Global Funding
5.259%, 07/17/2006 (a)	20,840	20,840
5.441%, 07/28/2006 (a)	28,140	28,140
Morgan Stanley
5.229%, 07/17/2006	26,050	26,050
5.405%, 07/27/2006	26,060	26,060
WestLB AG
5.210%, 07/10/2006 (a)	26,060	26,060
Total Extendible Floating Rate Corporate Notes
(Cost $597,173)		597,173

Structured Notes (a) - 7.0%
Castle Hill
5.371%, 09/18/2006 (b)	20,840	20,840
CCN Bluegrass
5.322%, 07/18/2006 (b)	30,000	30,000
CCN Independence
5.269%, 07/17/2006 (b)	37,519	37,519
Duke Funding
5.090%, 07/10/2006 (b)	26,050	26,050
5.150%, 07/13/2006	70,000	69,880
5.330%, 07/20/2006	30,000	29,916
Lakeside Funding
5.170%, 07/10/2006	100,000	100,000
Northlake
5.340%, 09/06/2006 (b)	36,480	36,480

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Semiannual Report 2006          5)

Schedule of  Investments  June 30, 2006, all dollars are rounded to thousands (000) (unaudited)

Mount Vernon Securities Lending Prime Portfolio (continued)

DESCRIPTION	PAR / SHARES	VALUE
Premium Asset Trust
5.259%, 07/03/2006 (b)	$2,600	$2,600
RMAC
5.170%, 07/12/2006 (b)	9,154	9,154
Total Structured Notes
(Cost $362,439)		362,439

Certificates of Deposit - 2.9%
American Express
5.080%, 07/27/2006	50,000	50,000
Wells Fargo
5.200%, 07/07/2006	100,000	100,000
Total Certificates of Deposit
(Cost $150,000)		150,000

Corporate Note - 1.9%
JP Morgan Master Note
5.393%, 07/03/2006 (b)
(Cost $100,000)	100,000	100,000

Floating Rate Funding Agreements (b) - 1.1%
Genworth Life Insurance Company
5.167%, 07/19/2006 (c)	31,266	31,266
Transamerica Occidental Life
5.553%, 07/03/2006 (c)	26,179	26,179
Total Floating Rate Funding Agreements
(Cost $57,445)		57,445

Money Market Fund - 0.3%
Federated Prime Obligations Fund
(Cost $13,620)	13,619,745	13,620

Repurchase Agreements - 50.7%
Bear Stearns
5.463%, dated 06/30/2006, matures 07/03/2006, repurchase price $100,046
(collateralized by various securities: Total market value $101,259)	$100,000	100,000
Cantor Fitzgerald
5.340%, dated 06/30/2006, matures 07/03/2006, repurchase price $150,067
(collateralized by U.S. Government Agency obligations: Total market value $153,003)	150,000	150,000
Citigroup
5.393%, dated 06/30/2006, matures 07/03/2006, repurchase price $150,067
(collateralized by various securities: Total market value $157,500)	150,000	150,000

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Semiannual Report 2006          6)

Schedule of  Investments  June 30, 2006, all dollars are rounded to thousands (000) (unaudited)

Mount Vernon Securities Lending Prime Portfolio (continued)

DESCRIPTION	PAR	VALUE
Credit Suisse
5.310%, dated 06/30/2006, matures 07/03/2006, repurchase price $100,044
(collateralized by various securities: Total market value $105,001)	$100,000	$100,000
5.363%, dated 06/30/2006, matures 07/03/2006, repurchase price $15,007
(collateralized by various securities: Total market value $15,750)	15,000	15,000
5.413%, dated 06/30/2006, matures 07/03/2006, repurchase price $30,014
(collateralized by various securities: Total market value $33,001)	30,000	30,000
5.413%, dated 06/30/2006, matures 07/03/2006, repurchase price $55,025
(collateralized by various securities: Total market value $60,501)	55,000	55,000
5.413%, dated 06/30/2006, matures 07/03/2006, repurchase price $75,034
(collateralized by various securities: Total market value $82,502)	75,000	75,000
5.413%, dated 06/30/2006, matures 07/03/2006, repurchase price $100,045
(collateralized by various securities: Total market value $110,001)	100,000	100,000
5.413%, dated 06/30/2006, matures 07/03/2006, repurchase price $450,203
(collateralized by various securities: Total market value $495,002)	450,000	450,000
Goldman Sachs
5.413%, dated 06/30/2006, matures 07/03/2006, repurchase price $150,068
(collateralized by various securities: Total market value $163,857)	150,000	150,000
5.463%, dated 06/30/2006, matures 07/03/2006, repurchase price $50,023
(collateralized by various securities: Total market value $51,020)	50,000	50,000
Lehman Brothers
5.463%, dated 06/30/2006, matures 07/03/2006, repurchase price $10,005
(collateralized by various securities: Total market value $10,200)	10,000	10,000
5.463%, dated 06/30/2006, matures 07/03/2006, repurchase price $90,041
(collateralized by various securities: Total market value $91,800)	90,000	90,000
Merrill Lynch
5.220%, dated 06/30/2006, matures 07/03/2006, repurchase price $100,044
(collateralized by U.S. Government Agency obligations: Total market value $102,001)	100,000	100,000
5.353%, dated 06/30/2006, matures 07/03/2006, repurchase price $100,045
(collateralized by various securities: Total market value $102,001)	100,000	100,000
Morgan Stanley
5.390%, dated 06/30/2006, matures 07/03/2006, repurchase price $4,002
(collateralized by U.S. Government Agency obligations: Total market value $4,095)	4,000	4,000
5.390%, dated 06/30/2006, matures 07/03/2006, repurchase price $195,088
(collateralized by U.S. Government Agency obligations: Total market value $198,900)	195,000	195,000
5.390%, dated 06/30/2006, matures 07/03/2006, repurchase price $196,088
(collateralized by U.S. Government Agency obligations: Total market value $199,960)	196,000	196,000
5.390%, dated 06/30/2006, matures 07/03/2006, repurchase price $200,090
(collateralized by U.S. Government Agency obligations: Total market value $205,812)	200,000	200,000
5.390%, dated 06/30/2006, matures 07/03/2006, repurchase price $301,135
(collateralized by U.S. Government Agency obligations: Total market value $309,383)	301,000	301,000
Total Repurchase Agreements
(Cost $2,621,000)		2,621,000

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Semiannual Report 2006          7)

Schedule of  Investments  June 30, 2006, all dollars are rounded to thousands (000) (unaudited)

Mount Vernon Securities Lending Prime Portfolio (concluded)

Total Investments - 100.1%
(Cost $5,170,844)	$5,170,844
Other Assets and Liabilities, Net - (0.1)%	(6,644)
Total Net Assets - 100.0%	$5,164,200

(a)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the portfolio’s Board of Trustees. As of June 30, 2006, the value of these investments was $1,760,032 or 34.1% of total net assets. See note 2 in Notes to Financial Statements.

(b)	Variable Rate Security - The rate shown is the rate in effect as of June 30, 2006. The date shown is the next reset date.
(c)	Security is considered illiquid. As of June 30, 2006, the value of these investments was $57,445 or 1.1% of total net assets. See note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Semiannual Report 2006          8)

Schedule of  Investments  June 30, 2006, all dollars are rounded to thousands (000) (unaudited)

Mount Vernon Securities Lending Short-Term Bond Portfolio

DESCRIPTION	PAR	VALUE
Commercial Paper - 17.6%
Asset Backed (a) - 8.0%
Antalis Funding
5.319%, 07/07/2006	$74,000	$73,934
Chesham Finance
5.320%, 07/03/2006	100,000	99,971
Concord Minutemen Capital
5.120%, 07/07/2006	40,000	40,000
5.170%, 07/13/2006	18,655	18,655
5.180%, 07/14/2006	20,000	20,000
Fenway Funding
5.350%, 07/05/2006	72,000	71,957
		324,517
Secured Liquidity Notes (a) - 9.6%
Laguna
5.130%, 07/13/2006	50,000	49,914
LEAFS LLC
5.267%, 07/20/2006 (b)	41,944	41,939
Mortgage Interest Networking Trust
5.330%, 07/12/2006	50,000	49,918
Rams Funding
5.100%, 07/06/2006	25,019	25,001
5.160%, 07/12/2006	42,000	41,934
5.350%, 07/24/2006	20,000	19,932
5.350%, 07/25/2006	15,000	14,946
5.430%, 07/26/2006	60,000	59,774
Thornburg Mortgage
5.085%, 07/06/2006	20,000	19,986
5.150%, 07/11/2006	45,000	44,936
5.350%, 07/25/2006	20,000	19,929
		388,209
Total Commercial Paper
(Cost $712,732)		712,726

Extendible Floating Rate Corporate Notes (b) - 14.8%
Bayerische Landesbank NY
5.373%, 07/24/2006	48,850	48,851
Dekabank Deutsche Girozentrale
5.097%, 07/19/2006 (a)	23,950	23,950
Depfa Bank
5.369%, 09/15/2006	71,832	71,832
General Electric Capital
5.352%, 07/17/2006	47,890	47,945
HBOS Treasury Services
5.159%, 07/03/2006 (a)	23,945	23,961

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Semiannual Report 2006          9)

Schedule of  Investments  June 30, 2006, all dollars are rounded to thousands (000) (unaudited)

Mount Vernon Securities Lending Short-Term Bond Portfolio (continued)

DESCRIPTION	PAR	VALUE
Jackson National Life Funding
5.269%, 07/17/2006	$23,950	$23,950
Jefferson Pilot
5.312%, 07/17/2006 (a)	23,940	23,940
Kaupthing Bank
5.327%, 07/20/2006	95,780	95,655
Merrill Lynch
5.189%, 07/05/2006	23,950	23,950
5.420%, 07/11/2006	47,890	47,981
MetLife Global Funding
5.259%, 07/17/2006 (a)	19,160	19,160
5.441%, 07/28/2006 (a)	25,860	25,879
Monumental Global Funding
5.473%, 07/03/2006	50,000	50,000
Morgan Stanley
5.229%, 07/17/2006	23,950	23,955
5.405%, 07/27/2006	23,940	23,955
WestLB AG
5.210%, 07/10/2006 (a)	23,940	23,945
Total Extendible Floating Rate Corporate Notes
(Cost $598,827)		598,909

Structured Notes (a) - 9.2%
Castle Hill
5.371%, 09/18/2006 (b)	19,160	19,160
CCN Bluegrass
5.322%, 07/18/2006 (b)	45,000	45,000
CCN Independence
5.269%, 07/17/2006 (b)	34,481	34,481
CCN Orchard Park
5.238%, 07/06/2006 (b)	25,000	25,000
Duke Funding
5.090%, 07/10/2006 (b)	23,950	23,950
5.150%, 07/13/2006	50,000	49,914
Lakeside Funding
5.170%, 07/10/2006	100,000	100,000
Northlake
5.340%, 09/06/2006 (b)	33,520	33,520
Park Place Securities Trust
5.353%, 07/25/2006 (b)	30,872	30,872
Premium Asset Trust
5.259%, 07/03/2006 (b)	2,400	2,400
RMAC
5.170%, 07/12/2006 (b)	8,413	8,409
Total Structured Notes
(Cost $372,710)		372,706

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Semiannual Report 2006          10)

Schedule of  Investments  June 30, 2006, all dollars are rounded to thousands (000) (unaudited)

Mount Vernon Securities Lending Short-Term Bond Portfolio (continued)

DESCRIPTION	PAR / SHARES	VALUE
Certificates of Deposit - 4.1%
Natexis Banque
5.060%, 07/27/2006	$100,000	$100,000
Toronto Dominion
5.170%, 09/18/2006	65,000	64,964
Total Certificates of Deposit
(Cost $165,000)		164,964

Corporate Note - 2.5%
JP Morgan Master Note
5.393%, 07/03/2006 (b)
(Cost $100,000)	100,000	100,000

Floating Rate Corporate Notes (b) - 2.5%
CS First Boston NY
5.483%, 07/03/2006	50,000	49,995
Goldman Sachs Group
5.384%, 07/24/2006	50,000	49,987
Total Floating Rate Corporate Notes
(Cost $100,000)		99,982

Floating Rate Funding Agreements (b) - 1.3%
Genworth Life Insurance Company
5.167%, 07/19/2006 (c)	28,734	28,734
Transamerica Occidental Life
5.553%, 07/03/2006 (c)	24,059	24,059
Total Floating Rate Funding Agreements
(Cost $52,793)		52,793

Money Market Funds - 0.9%
AIM Liquid Assets Portfolio	27,591,022	27,591
Federated Prime Obligations Fund	10,436,156	10,436
Total Money Market Funds
(Cost $38,027)		38,027

Repurchase Agreements - 47.4%
Barclays
5.250%, dated 06/30/2006, matures 07/03/2006, repurchase price $100,044
(collateralized by U.S. Government Agency obligations: Total market value $102,000)	$100,000	100,000
Bear Stearns
5.463%, dated 06/30/2006, matures 07/03/2006, repurchase price $335,152
(collateralized by various securities: Total market value $341,674)	335,000	335,000
Citigroup
5.393%, dated 06/30/2006, matures 07/03/2006, repurchase price $175,079
(collateralized by various securities: Total market value $183,750)	175,000	175,000

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Semiannual Report 2006          11)

Schedule of  Investments  June 30, 2006, all dollars are rounded to thousands (000) (unaudited)

Mount Vernon Securities Lending Short-Term Bond Portfolio (concluded)

DESCRIPTION	PAR	VALUE
Credit Suisse
5.363%, dated 06/30/2006, matures 07/03/2006, repurchase price $10,004
(collateralized by various securities: Total market value $10,501)	$10,000	$10,000
5.413%, dated 06/30/2006, matures 07/03/2006, repurchase price $408,184
(collateralized by various securities: Total market value $448,806)	408,000	408,000
Deutsche Bank
5.443%, dated 06/30/2006, matures 07/03/2006, repurchase price $150,068
(collateralized by various securities: Total market value $157,500)	150,000	150,000
Goldman Sachs
5.433%, dated 06/30/2006, matures 07/03/2006, repurchase price $150,068
(collateralized by various securities: Total market value $165,000)	150,000	150,000
Lehman Brothers
5.463%, dated 06/30/2006, matures 07/03/2006, repurchase price $150,068
(collateralized by various securities: Total market value $153,000)	150,000	150,000
Merrill Lynch
5.373%, dated 06/30/2006, matures 07/03/2006, repurchase price $150,067
(collateralized by various securities: Total market value $157,503)	150,000	150,000
Morgan Stanley
5.313%, dated 06/30/2006, matures 07/03/2006, repurchase price $290,129
(collateralized by U.S. Government Agency obligations: Total market value $297,012)	290,000	290,000

Total Repurchase Agreements
(Cost $1,918,000)		1,918,000
Total Investments - 100.3%
(Cost $4,058,089)		4,058,107
Other Assets and Liabilities, Net - (0.3)%		(11,255)
Total Net Assets - 100.0%		$4,046,852

(a)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the portfolio’s Board of Trustees. As of June 30, 2006, the value of these investments was $1,226,267 or 30.3% of total net assets. See note 2 in Notes to Financial Statements.

(b)	Variable Rate Security - The rate shown is the rate in effect as of June 30, 2006. The date shown is the next reset date.
(c)	Security is considered illiquid. As of June 30, 2006, the value of these investments was $52,793 or 1.3% of total net assets. See note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Semiannual Report 2006          12)

Statements of  Assets and Liabilities  June 30, 2006, all dollars are rounded to thousands (000), except per share data (unaudited)

	Mount Vernon Securities Lending Prime Portfolio	Mount Vernon Securities Lending Short-Term Bond Portfolio

ASSETS:
Investments in securities, at value (cost: $2,549,844, $2,140,089) (note 2)	$2,549,844	$2,140,107
Repurchase agreements, at amortized cost (note 2)	2,621,000	1,918,000
Cash	8,796	—
Receivable for dividends and interest	5,591	6,015
Total assets	5,185,231	4,064,122
LIABILITIES:
Dividends payable	20,950	17,198
Bank overdraft	—	6
Payable to affiliates (note 3)	81	66
Total liabilities	21,031	17,270
Net assets	$5,164,200	$4,046,852
COMPOSITION OF NET ASSETS:
Portfolio capital	$5,164,200	$4,046,834
Net unrealized appreciation of investments	—	18
Net assets	$5,164,200	$4,046,852
Shares issued and outstanding ($0.01 par value - unlimited shares authorized)	5,164,200	4,046,834
Net asset value, offering price, and redemption price per share	$1.00	$1.00

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Semiannual Report 2006          13)

Statements of  Operations  For the three-month period(1) ended June 30, 2006, all dollars are rounded to thousands (000) (unaudited)

	Mount Vernon Securities Lending Prime Portfolio	Mount Vernon Securities Lending Short-Term Bond Portfolio

INVESTMENT INCOME:
Interest income	$58,787	$50,339
Other income	—	3
Total investment income	58,787	50,342
EXPENSES (note 3):
Administration fees	231	197
Overdraft expense	17	4
Total expenses	248	201
Investment income - net	58,539	50,141
Net change in unrealized appreciation or depreciation of investments	—	18
Net increase in net assets resulting from operations	$58,539	$50,159

(1) Portfolios commenced operations on 4/01/2006.

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Semiannual Report 2006          14)

Statements of  Changes in Net Assets all dollars are rounded to thousands (000) (unaudited)

	Mount Vernon Securities Lending Prime Portfolio	Mount Vernon Securities Lending Short-Term Bond Portfolio

	Three-Month Period Ended 6/30/2006 (1)	Three-Month Period Ended 6/30/2006 (1)

OPERATIONS:
Investment income - net	$58,539	$50,141
Net change in unrealized appreciation or depreciation of investments	—	18
Net increase in net assets resulting from operations	58,539	50,159
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net	(58,539)	(50,141)
Total distributions	(58,539)	(50,141)
CAPITAL SHARE TRANSACTIONS (note 4):
Proceeds from sales	9,300,120	7,215,260
Payments for redemptions	(4,135,920)	(3,168,426)
Increase in net assets from capital share transactions	5,164,200	4,046,834
Total increase in net assets	5,164,200	4,046,852
Net assets at beginning of period	—	—
Net assets at end of period	$5,164,200	$4,046,852

(1) No prior period presentation as portfolio commenced operations on 4/01/2006.

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Semiannual Report 2006          15)

Financial Highlights For a share outstanding throughout the indicated period.

Mount Vernon Securities Lending	Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (1)
Prime Portfolio
2006 (2)(3)	$1.00	$0.01	$(0.01)	$1.00	1.24%	$5,164,200	0.02%	0.02%	N/A
Short-Term Bond Portfolio
2006 (2)(3)	$1.00	$0.01	$(0.01)	$1.00	1.23%	$4,046,852	0.02%	0.02%	N/A

(1) During the period all portfolio purchases and sales were of securities whose maturities or reset dates at the time of acquisition were one year or less.
(2) For the three-month period ended June 30, 2006 (unaudited). All ratios for the period have been annualized, except total return.
(3) Commenced operations on April 1, 2006.

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST  Semiannual Report 2006          16)

Notes to Financial Statements June 30, 2006, all dollars are rounded to thousands (000), except per share data (unaudited)

1>    Organization

The Mount Vernon Securities Lending Trust (the “Trust”) was organized as a Delaware business trust on August 18, 2005 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust has established two series of shares of beneficial interest representing interests in two separate portfolios: Mount Vernon Securities Lending Prime Portfolio (“Prime Portfolio”) and Mount Vernon Securities Lending Short-Term Bond Portfolio (“Short-Term Bond Portfolio”) (each a “portfolio” and collectively the “portfolios”). The portfolios commenced operations on April 1, 2006.

The portfolios are used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the securities lending program maintained by U.S. Bank National Association (“U.S. Bank”). The portfolios’ offering memoranda provide descriptions of each portfolio’s investment objective, principal investment strategies and principal risks.

2>    Summary of Significant Accounting Policies

The significant accounting policies followed by the portfolios are as follows:

SECURITY VALUATIONS - Investment securities held in Prime Portfolio are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the 1940 Act, the market values of the securities held in the portfolio are determined weekly using prices supplied by the portfolio’s pricing services. These values are then compared to the securities’ amortized cost. Securities whose market price varies by more than 0.5% are identified and validated with the pricing agent. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 50% of the allowable 0.5% threshold, the portfolio’s administrator will notify the Trust’s Board of Trustees (the “Trustees”). The Trustees will then determine what action, if any, to take.

The Short-Term Bond Portfolio values its investment portfolio at market value. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the Trustees. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. As of June 30, 2006, the Portfolio held no fair value securities. Debt obligations with 60 days or less remaining until maturity will be valued at their amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - The portfolios record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income-tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends on shares of each portfolio will be declared daily and paid monthly from net investment income. Distributions from net short- and long-term capital gains, if any, will be made at least annually. Generally, distributions will be declared and paid in December, if required for a portfolio to avoid imposition of a federal excise tax on undistributed income and capital gains. The portfolios do not expect to realize any material long-term capital gains or losses. A shareholder’s right to receive dividends and distributions with respect to shares purchased commences on the effective date of the purchase of such shares and continues through the day immediately preceding the effective date of redemption of such shares.

FEDERAL TAXES - Each portfolio is treated as a separate taxable entity. Each portfolio intends to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

MOUNT VERNON SECURITIES LENDING TRUST  Semiannual Report 2006          17)

Notes to Financial Statements June 30, 2006, all dollars are rounded to thousands (000), except per share data (unaudited)

The tax character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the portfolio.

The distributions paid during the three-month period ended June 30, 2006 (estimated), were as follows:

	June 30, 2006

Portfolio	Ordinary Income	Long Term Gain	Return of Capital	Total
Prime Portfolio	$58,539	$—	$—	$58,539
Short-Term Bond Portfolio	50,141	—	—	50,141

REPURCHASE AGREEMENTS - Each portfolio may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the portfolios’ investment advisor deems creditworthy under guidelines approved by the Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each portfolio may also invest in triparty repurchase agreements. Securities held as collateral for triparty repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed or limited.

ILLIQUID OR RESTRICTED SECURITIES - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the portfolio. Illiquid securities may be valued under methods approved by the Trustees as reflecting fair value. The Prime Portfolio and Short-Term Bond Portfolio intend to invest no more than 10% and 15% of their net assets, respectively (determined at the time of purchase and reviewed periodically), in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a portfolio’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Trustees. At June 30, 2006, Prime Portfolio and Short-Term Bond Portfolio had investments in illiquid securities with a total value of $57,445 and $52,793, respectively, or 1.1% and 1.3%, respectively, of total net assets.

INTERFUND LENDING PROGRAM - Pursuant to an exemptive order issued by the Securities and Exchange Commission, the portfolios, along with other registered investment companies advised by FAF Advisors, Inc. (“FAF Advisors”), may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating funds. The portfolios did not have any interfund lending transactions during the three-month period ended June 30, 2006.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3>    Service Providers and Fees Paid to Affiliates

INVESTMENT ADVISOR - Pursuant to an investment advisory agreement, FAF Advisors manages each portfolio’s assets and furnishes related office facilities, equipment, research, and personnel. FAF Advisors does not charge an investment advisory fee for its investment advisory services to the Trust’s portfolios.

ADMINISTRATOR - Pursuant to an administration agreement, FAF Advisors provides various administrative services to each portfolio. These services include general administrative, accounting and transfer agent services. FAF Advisors receives total fees, on an annual basis, equal to 0.02% of the aggregate average daily net assets of each portfolio, and bears all of the portfolios’ other expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense and, subject to the specific approval of a majority of the Trustees who are not interested persons of the Trust, taxes and extraordinary expenses.

MOUNT VERNON SECURITIES LENDING TRUST  Semiannual Report 2006          18)

Notes to Financial Statements June 30, 2006, all dollars are rounded to thousands (000), except per share data (unaudited)

CUSTODIAN - Pursuant to a custodian agreement, U.S. Bank serves as the portfolios’ custodian. U.S. Bank does not charge a fee for its custody services to the Trust’s portfolios other than overdraft charges.

4>   Capital Share Transactions

The Trust has an unlimited number of shares of $0.01 par value capital stock authorized. Capital share transactions for the portfolios were as follows (000):

	Prime Portfolio	Short-Term Bond Portfolio
	Three-Month Period Ended 6/30/2006	Three-Month Period Ended 6/30/2006
Shares issued	9,300,120	7,215,260
Shares issued in lieu of cash distributions	—	—
Shares redeemed	(4,135,920)	(3,168,426)
Net increase in capital shares	5,164,200	4,046,834

5>   Investment Security Transactions

During the three-month period ended June 30, 2006, all purchases of securities and proceeds from sales of securities were of securities whose maturities or reset dates at the time of acquisition were one year or less.

The aggregate gross unrealized appreciation and depreciation of securities held by the portfolios and the total cost of securities for federal tax purposes at June 30, 2006, were as follows:

Portfolio	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net	Federal Income Tax Cost

Prime Portfolio	$—	$—	$—	$5,170,844
Short-Term Bond Portfolio	207	(189)	18	4,058,089

6>    Indemnifications

The Trust enters into contracts that contain a variety of indemnifications. The portfolios’ maximum exposure under these arrangements is unknown. However, the portfolios have not had prior claims of losses pursuant to these contracts and expect the risk of loss to be remote.

7>    New Accounting Pronouncement

In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FAS 109, Accounting for Income Taxes (FIN 48), to create a single model to address accounting for uncertainty in tax positions. FIN 48 clarifies the accounting for income taxes, by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. FAF Advisors does not expect that the adoption of FIN 48 will have a significant impact on the Trust’s financial statements.

MOUNT VERNON SECURITIES LENDING TRUST  Semiannual Report 2006          19)

NOTICE TO SHAREHOLDERSJune 30, 2006 (unaudited)

HOW TO OBTAIN A COPY OF THE PORTFOLIOS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures the portfolios use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the portfolios voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge upon request by calling 612-303-3447; and (2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

Each portfolio is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The portfolios’ Forms N-Q will be available (1) without charge upon request by calling 612-303-3447 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, you may review and copy the portfolios’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

MOUNT VERNON SECURITIES LENDING TRUST  Semiannual Report 2006          20)

Board of Trustees Mount Vernon Securities Lending Trust

Virginia Stringer
Trustee & Chairperson of Mount Vernon Securities Lending Trust
Owner and President of Strategic Management Resources, Inc.

Benjamin Field III
Trustee of Mount Vernon Securities Lending Trust
Retired; former Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson
Trustee of Mount Vernon Securities Lending Trust
Retired; former Vice President of Cargo-United Airlines

Victoria Herget
Trustee of Mount Vernon Securities Lending Trust
Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski
Trustee of Mount Vernon Securities Lending Trust
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer
Trustee of Mount Vernon Securities Lending Trust
Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss
Trustee of Mount Vernon Securities Lending Trust
Owner and President of Strauss Management Company

James Wade
Trustee of Mount Vernon Securities Lending Trust
Owner and President of Jim Wade Homes

Mount Vernon Securities Lending Trust’s Board of Trustees is comprised entirely of independent Trustees

Direct correspondence to:

Mount Vernon Securities Lending Trust
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each portfolio.

This report is for the information of shareholders of the Mount Vernon Securities Lending Trust. It may also be used as sales literature when preceded or accompanied by a current offering memoranda, which contains information concerning investment objectives, risks, and charges and expenses of the portfolios. Read the offering memoranda carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

ADMINISTRATOR & TRANSFER AGENT
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

CUSTODIAN
U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55107

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402

COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7 (d)(2)(ii)(G) of Schedule 14A, or this Item.

Item 11—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1) Not applicable. Registrant’s Code of Ethical Conduct is provided to any person upon request without charge.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3) Not applicable.

(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: September 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: September 7, 2006

By:

/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer
Date: September 7, 2006